PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT NET

Property and equipment, net consist of the following:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Leasehold improvement	1,758,217	1,758,217	225,098
Furniture and fixtures	292,724	292,724	37,476
Motor vehicles	—	1,904,972	243,886
Office equipment	108,995	108,995	13,954
Total	2,159,936	4,064,908	520,414
Less: Accumulated depreciation	2,159,936	2,369,902	303,409
Net book value	—	1,695,006	217,005